Acquisitions (Details) € in Thousands					6 Months Ended	12 Months Ended
	Dec. 22, 2016 EUR (€)	Aug. 05, 2015 EUR (€)	Jul. 16, 2015 EUR (€)	Dec. 19, 2014 EUR (€)	Dec. 31, 2016 EUR (€) segment	Dec. 31, 2016 EUR (€) segment	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill					€ 490,503	€ 490,503	€ 490,360	€ 487,954
Identifiable intangible assets:
Cash acquired							2,400	100
Acquisition-related costs							800	200
Number of operating segments | segment					3	3
Business Acquisition, Pro Forma Information [Abstract]
Revenue							494,387	311,076
Net loss							(39,359)	(22,973)
Rheinfabrik, Myhotelshop NV, And Base7booking Acquisitions
Business Acquisition [Line Items]
Total purchase consideration							2,615	1,039
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill							2,583	859
Identifiable intangible assets:
Customer relationships							38	0
Net assets acquired							2,224	180
Redeemable noncontrolling interest							(2,230)	€ 0
Rheinfabrik
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Total purchase consideration				€ 1,000
Base7 and Myhotelshop
Identifiable intangible assets:
Redeemable noncontrolling interest							(2,200)
Revenue of acquiree							1,400
Operating losses of acquiree							€ 500
Myhotelshop N.V.
Business Acquisition [Line Items]
Percentage of equity interest acquired			61.30%
Total purchase consideration			€ 600
Base7booking.com
Business Acquisition [Line Items]
Percentage of equity interest acquired	47.70%	52.30%
Total purchase consideration		€ 2,100
Business Acquisition, Pro Forma Information [Abstract]
Payments to acquire businesses	€ 900